SEGMENT REPORTING	12 Months Ended
Mar. 31, 2018
SEGMENT REPORTING
SEGMENT REPORTING

21.    SEGMENT REPORTING

Operating segments are defined as components of the Company that engage in business activities from which the Company earns revenues and incurs expenses and for which separate financial information is available that is evaluated regularly by the chief operation decision-maker in deciding how to allocate resources and in assessing performance. The Company provides a variety of eDiscovery and forensic services (“Legal Tech services”) which are provided by FRONTEO and its domestic subsidiaries for domestic (Japanese) clients, by FRONTEO USA, Inc. (formerly UBIC North America, Inc. and EvD, Inc.) and FRONTEO Government Services, Inc. (formerly TechLaw Solutions, Inc.), U.S. based wholly-owned subsidiaries of FRONTEO, for clients based in the U.S. or represented by U.S.-based attorneys who use the services of FRONTEO USA, Inc. and FRONTEO Government Services, Inc., and by FRONTEO KOREA Inc. and FRONTEO TAIWAN Inc. for clients based in Asia other than Japan. FRONTEO and its domestic subsidiaries, FRONTEO KOREA Inc. and FRONTEO TAIWAN Inc. also provide AI-based business services in the healthcare and data marketing industries.

The Company reorganized its business activities to organize the management of cross-border transactions in fiscal year 2018. The Company’s resources and operation systems are now organized into two operating segments - Legal Tech services and AI Solutions services. As a result, the Company changed the structure of its internal organization in a manner that caused the composition of its reportable segments to change. The following corresponding information for the prior year was restated based on the change in reportable segments.

The Company’s Legal Tech services operations in Japan, the U.S. and other countries in Asia, and AI Solutions-based service in Japan and Asia have been identified as the two operating segments of the Company. The Company’s chief executive officer, who is also the Company’s chief operating decision-maker, regularly reviews the performance of the two operating segments and makes decisions regarding allocation of resources. The Company’s chief operating decision-maker utilizes various measurements, which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

The AI Solutions-based service in Japan has met a quantitative threshold for the year ended March 31, 2017 and the segment data for the year ended March 31, 2016 were presented for comparative purposes.

Each business within the Legal Tech segment recognizes revenue for which the segment has direct contractual relationships with its clients. Most of the Company’s clients are either corporate clients in Asia or U.S. -based law firms representing corporate clients in Asia. If the Company’s services are contracted between a law firm in the U.S. and FRONTEO USA, Inc. or FRONTEO Government Services, Inc., revenue is recorded by the U.S. although the end corporate client may be located in areas other than the U.S.

The Company’s reportable segments are the same as its operating segments, which was presented based on Japanese GAAP with U.S. GAAP adjustments.

Segment information for the fiscal years ended March 31, 2016, 2017 and 2018 is presented below:

The format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP.

Revenue:

	Thousands of Yen
	2016	2017	2018
Legal Tech
Outside customers	¥10,434,092	¥10,897,030	¥11,307,082
Total	10,434,092	10,897,030	11,307,082

AI Solutions
Outside customers	118,915	310,700	910,687
Total	118,915	310,700	910,687

Eliminations	―	―	―

Total revenue after eliminations	10,553,007	11,207,730	12,217,769

Adjustments*(1)	3,229	13,045	(73,526)

Total consolidated revenue	¥10,556,236	¥11,220,775	¥12,144,243

*(1) These amounts primarily represent the net impact of adjustments arising from differences in the timing of the revenue recognition under U.S. GAAP and Japanese GAAP.

Segment Performance Measures:

	Thousands of Yen
	2016	2017	2018
Segment profit (loss)
Legal Tech	¥596,543	¥(491,544)	¥491,630
AI Solutions	(527,420)	(715,119)	(313,915)

Total segment profit (loss) after eliminations	69,123	(1,206,663)	177,715

Adjustments*(2)	(139,402)	27,812	(757,012)

Total consolidated operating loss	(70,279)	(1,178,851)	(579,297)

Unallocated amounts:
Interest income	1,672	3,634	2,658
Interest expense	(54,793)	(125,743)	(94,516)
Gain (loss) on derivatives	(258,205)	43,594	(56,861)
Foreign currency exchange gains (losses)	161,680	(13,751)	(137,065)
Dividend income	11,250	14,400	11,250
Other-net	(20,075)	(60,255)	67,929

Total consolidated income (loss) before income taxes	¥(228,750)	¥(1,316,972)	¥(785,902)

*(2) Adjustments for the years ended March 31, 2016 and 2017 primarily relate to the difference between U.S. GAAP and Japanese GAAP for revenue recognition, amortization of goodwill, and the remeasurement of earn-outs. Adjustments in the year ended March 31, 2018 primarily relate to the differences of presentation between U.S. GAAP and Japanese GAAP; for restructuring charges of ¥341,578 thousand. Under U.S. GAAP, restructuring charges should be presented as operating expense, compared to non-operating expense under Japanese GAAP.

Segment Assets:

	Thousands of Yen
	2017	2018
Segment assets
Legal Tech*(3)	¥12,684,092	¥11,716,651
AI Solutions*(4)	3,474,780	2,862,136

Total segment assets after eliminations	16,158,872	14,578,787

Adjustments*(5)	86,736	88,919

Total consolidated assets	¥16,245,608	¥14,667,706

*(3) The Company recognized an impairment loss on long-lived assets of ¥341,578 thousand for the year ended March 31, 2018 related to leasehold improvements owned by FRONTEO USA, Inc.

*(4) The Company recognized an impairment loss on long-lived assets of ¥73,161 thousand for the year ended March 31, 2018 related to property and equipment and software owned by FRONTEO Healthcare, Inc.

*(5) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, depreciation and amortization and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2016	2017	2018
Capital expenditures
Legal Tech	¥970,411	¥984,865	¥491,990
AI Solutions	155,442	384,606	308,373

Total consolidated capital expenditures	¥1,125,853	¥1,369,471	¥800,363

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis, other than those disclosed in Note 2 of the notes to the consolidated financial statements.

Other Significant Items:

	Thousands of Yen
	2016	2017	2018
Depreciation and amortization
Legal Tech	¥835,104	¥913,480	¥840,061
AI Solutions	48,503	125,716	175,386

Total depreciation and amortization	883,607	1,039,196	1,015,447

Adjustments*(6)	12,218	9,431	1,527

Total consolidated depreciation and amortization	¥895,825	¥1,048,627	¥1,016,974

*(6) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for depreciation and amortization.

Geographic information:

	Thousands of Yen
	2016	2017	2018
Revenue from outside customer
Japan	¥3,848,826	¥4,042,023	¥3,888,155
US	6,223,652	6,800,965	7,712,138
Korea	448,314	291,455	492,836
Other	35,444	86,332	51,114
Total	¥10,556,236	¥11,220,775	¥12,144,243

Long live assets held
Japan	¥319,157	¥375,692	¥337,583
US	771,734	771,734	360,166
Korea	29,829	29,829	57,480
Other	—	—	653
Total	¥1,120,720	¥1,177,255	¥755,882

Entity-Wide Information:

For the year ended March 31, 2016, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,657,074 thousand and ¥1,022,656 thousand, respectively, representing approximately 15.6 percent and 9.7 percent, respectively, of consolidated revenue. For the year ended March 31, 2017, revenue from TMI Associates amounted to ¥1,253,860 thousand, representing approximately 11.2 percent of consolidated revenue. For the year ended March 31, 2018, revenue from TMI Associates amounted to ¥1,094,979 thousand representing approximately 9.0 percent of consolidated revenue. These customers are attributable to Japan, except for revenues of ¥1,657,074 thousand for Samsung Electronics Co., Ltd. for the year ended March 31, 2016, which are reported in the U.S. and Other.

The information concerning revenue by service category for the years ended March 31, 2016, 2017 and 2018, is presented below:

	Thousands of Yen
	2016	2017	2018
eDiscovery
Review	¥2,055,340	¥2,696,074	¥3,149,787
Collection, Process and other	2,636,610	2,778,186	2,911,634
Hosting	5,300,419	4,987,123	4,813,290
Total	9,992,369	10,461,383	10,874,711
Forensic	444,952	448,693	358,843
Business intelligence	116,315	256,982	553,711
Digital Communication	2,600	30,880	66,391
Healthcare	―	149	132,967
Foreign	―	22,688	157,620
Total revenue	¥10,556,236	¥11,220,775	¥12,144,243